Cover	Dec. 29, 2024	Oct. 11, 2024
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Oct. 11, 2024
Entity Registrant Name		CHUY’S HOLDINGS, INC.
Entity Central Index Key		0001524931
Current Fiscal Year End Date	--12-29
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35603
Entity Tax Identification Number		20-5717694
Entity Address, Address Line One		1623 Toomey Rd.
Entity Address, City or Town		Austin
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		78704
City Area Code		(512)
Local Phone Number		473-2783
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		CHUY
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false